                                  ARMADA FUNDS

                               MONEY MARKET FUNDS
                           A, B AND C SHARES (RETAIL)

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                       TO PROSPECTUS DATED OCTOBER 2, 2000


         This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         As a result of the destruction of the World Trade Center on September 11, 2001, the New York Stock Exchange (the "Exchange") and Armada Funds have been temporarily closed for business. Effective September 13, 2001, the Money Market Funds are open for business and shares of the Money Market Funds may be purchased or sold. Until the Exchange re-opens for business, one or more of the Money Market Funds may determine to price its shares on weekdays that the Exchange is temporarily closed.

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS
                                    I SHARES

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                       TO PROSPECTUS DATED OCTOBER 2, 2000


         This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         As a result of the destruction of the World Trade Center on September 11, 2001, the New York Stock Exchange (the "Exchange") and Armada Funds have been temporarily closed for business. Effective September 13, 2001, the Money Market Funds are open for business and shares of the Money Market Funds may be purchased or sold. Until the Exchange re-opens for business, one or more of the Money Market Funds may determine to price its shares on weekdays that the Exchange is temporarily closed.



















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